Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2024

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	41,947	—	41,947
Investments accounted for at fair value	—	—	53,580	53,580

As of December 31, 2025

Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	—	—	—
Investments accounted for at fair value	—	—	58,998	58,998

Schedule of estimated useful lives of property and equipment, net

Estimated useful life
Electronic equipment and computers	3 years
Office furniture and equipment	3-5 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of revenue disaggregated by the major service lines

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Online advertising services	238,701	180,609	179,681
Enterprise value‑added services
Consulting	40,581	18,774	23,001
Online/offline events	22,776	12,481	7,161
Integrated marketing	3,171	888	2,995
Advertisement agent services	769	689	—
Revenue for Enterprise value‑added services	67,297	32,832	33,157
Subscription services
Institutional investor subscription services	26,417	15,607	15,099
Individual subscription services	7,620	2,021	—
Enterprise subscription services	150	1	—
Revenue for Subscription services	34,187	17,629	15,099
Total revenue	340,185	231,070	227,937